Annual Total Returns	12 Months Ended
Dec. 31, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	19.49%